Long-Term Debt (Details 2) (Interest rate swap agreements, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Notional Amount
Balance at the beginning of the period	$ 1,430,000,000	$ 1,430,000,000	$ 1,430,000,000
Entered into effect		450,000,000	530,000,000
Expired	(450,000,000)	(450,000,000)	(530,000,000)
Balance at the end of the period	980,000,000	1,430,000,000	1,430,000,000
Interest rate swap agreements
Notional amount	980,000,000	1,430,000,000	1,430,000,000
Weighted Average Fixed Rate (as a percent)	1.70%	2.84%	3.68%	3.89%
March 1 ,2013
Notional Amount
Balance at the end of the period	100,000
Interest rate swap agreements
Notional amount	100,000
Weighted Average Fixed Rate (as a percent)	1.77%
Description of variable rate basis	One month LIBOR
September 1, 2013
Notional Amount
Balance at the end of the period	50,000
Interest rate swap agreements
Notional amount	50,000
Weighted Average Fixed Rate (as a percent)	2.25%
Description of variable rate basis	One month LIBOR
March 1, 2013
Notional Amount
Balance at the end of the period	150,000
Interest rate swap agreements
Notional amount	150,000
Weighted Average Fixed Rate (as a percent)	1.66%
Description of variable rate basis	One month LIBOR
September 1, 2013
Notional Amount
Balance at the end of the period	150,000
Interest rate swap agreements
Notional amount	150,000
Weighted Average Fixed Rate (as a percent)	2.21%
Description of variable rate basis	One month LIBOR
August 1, 2013
Notional Amount
Balance at the end of the period	530,000
Interest rate swap agreements
Notional amount	$ 530,000
Weighted Average Fixed Rate (as a percent)	1.51%
Description of variable rate basis	One month LIBOR